NORTHWESTERN MUTUAL LIFE

720 East Wisconsin Avenue

Milwaukee, WI 53202

414-665-2052

May 5, 2006

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	NML Variable Annuity Account B

File No. 2-29240

EDGAR CIK: 0000072176

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Statement of Additional Information dated May 1, 2006 for the above-referenced entity does not differ from that contained in Post-Effective Amendment No. 71 (the “Amendment”) to the Registration statement on Form N-4. This Amendment was filed electronically on April 28, 2006.

Any comments on this filing should be directed to Michael J. Mazza, Counsel, at 414-665-2052.

This filing is being effected by direct transmission to the Commission’s EDGAR System.

Very truly yours,

/s/ Sara A. Holm
Paralegal Specialist